Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford International Value Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

JUNE 26, 2017

SUPPLEMENT TO

INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED MAY 11, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, under the headings “The Hartford International Value Fund Summary Section – Principal Investment Strategy” and “Additional Information Regarding Investment Strategies and Risks – International Value Fund,” the first sentence is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities of foreign issuers, including non-dollar securities and securities of emerging market issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective immediately, under the heading “The Hartford International Value Fund Summary Section – Principal Risks,” the following is added after “Mid Cap and Small Cap Securities Risk”:
Regional/Country Focus Risk - To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.